UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Glenview Capital Management, LLC

Address:   767 Fifth Avenue, 44th Floor
           New York, NY 10153


Form 13F File Number: 028-10134


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Horowitz
Title:  Chief Operating Officer and General Counsel
Phone:  212-812-4700

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Horowitz                  New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $    9,503,639
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC      COM NEW          026874784  374,135  9,637,698 SH       SOLE                 9,637,698      0    0
AMERISOURCEBERGEN CORP       COM              03073E105   92,744  1,802,600 SH       SOLE                 1,802,600      0    0
AON PLC                      SHS CL A         G0408V102  160,842  2,615,317 SH       SOLE                 2,615,317      0    0
APPLE INC                    COM              037833100  227,918    514,883 SH       SOLE                   514,883      0    0
B/E AEROSPACE INC            COM              073302101   72,508  1,202,858 SH       SOLE                 1,202,858      0    0
BABCOCK & WILCOX CO NEW      COM              05615F102  157,042  5,527,708 SH       SOLE                 5,527,708      0    0
BMC SOFTWARE INC             COM              055921100  183,277  3,955,914 SH       SOLE                 3,955,914      0    0
CALPINE CORP                 COM NEW          131347304   12,572    610,300 SH       SOLE                   610,300      0    0
CANADIAN PAC RY LTD          COM              13645T100   42,714    327,448 SH       SOLE                   327,448      0    0
CAPITAL ONE FINL CORP        COM              14040H105   51,648    939,900 SH       SOLE                   939,900      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   61,755    592,773 SH       SOLE                   592,773      0    0
CHIMERA INVT CORP            COM              16934Q109   27,296  8,556,741 SH       SOLE                 8,556,741      0    0
CIGNA CORPORATION            COM              125509109  241,489  3,871,884 SH       SOLE                 3,871,884      0    0
CIT GROUP INC                COM NEW          125581801   74,138  1,705,114 SH       SOLE                 1,705,114      0    0
CITIGROUP INC                *W EXP 01/04/201 172967226    4,332  8,561,020 SH       SOLE                 8,561,020      0    0
CITIGROUP INC                COM NEW          172967424  192,287  4,346,445 SH       SOLE                 4,346,445      0    0
CLEARWIRE CORP NEW           CL A             18538Q105  103,850 32,052,360 SH       SOLE                32,052,360      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108  427,229  9,015,163 SH       SOLE                 9,015,163      0    0
COMPUTER SCIENCES CORP       COM              205363104  139,787  2,839,459 SH       SOLE                 2,839,459      0    0
CONSTELLATION BRANDS INC     CL A             21036P108   14,292    300,000 SH       SOLE                   300,000      0    0
CROWN CASTLE INTL CORP       COM              228227104   41,589    597,200 SH       SOLE                   597,200      0    0
DELL INC                     COM              24702R101   43,413  3,029,500 SH       SOLE                 3,029,500      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401   79,905  7,460,765 SH       SOLE                 7,460,765      0    0
ELECTRONIC ARTS INC          COM              285512109  145,713  8,232,350 SH       SOLE                 8,232,350      0    0
FIDELITY NATL INFORMATION SV COM              31620M106  240,094  6,059,919 SH       SOLE                 6,059,919      0    0
FLEXTRONICS INTL LTD         ORD              Y2573F102  352,155 52,093,862 SH       SOLE                52,093,862      0    0
GENERAL MTRS CO              COM              37045V100  193,031  6,938,579 SH       SOLE                 6,938,579      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104   29,144  1,129,600 SH       SOLE                 1,129,600      0    0
HCA HOLDINGS INC             COM              40412C101  360,874  8,881,956 SH       SOLE                 8,881,956      0    0
HEALTH MGMT ASSOC INC NEW    CL A             421933102  485,940 37,757,583 SH       SOLE                37,757,583      0    0
HOSPIRA INC                  COM              441060100  123,556  3,763,523 SH       SOLE                 3,763,523      0    0
HUMANA INC                   COM              444859102  274,381  3,970,205 SH       SOLE                 3,970,205      0    0
HUMANA INC                   COM              444859102   23,463    339,500 SH  CALL SOLE                   339,500      0    0
LAMAR ADVERTISING CO         CL A             512815101   71,287  1,467,412 SH       SOLE                 1,467,412      0    0
LIBERTY GLOBAL INC           COM SER A        530555101   80,983  1,103,614 SH       SOLE                 1,103,614      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109  939,720 14,539,992 SH       SOLE                14,539,992      0    0
LIFEPOINT HOSPITALS INC      COM              53219L109  175,469  3,620,895 SH       SOLE                 3,620,895      0    0
LOWES COS INC                COM              548661107   60,491  1,595,226 SH       SOLE                 1,595,226      0    0
MCKESSON CORP                COM              58155Q103  400,644  3,711,037 SH       SOLE                 3,711,037      0    0
MERITOR INC                  COM              59001K100   45,630  9,646,963 SH       SOLE                 9,646,963      0    0
METLIFE INC                  COM              59156R108   32,697    860,000 SH       SOLE                   860,000      0    0
MUELLER WTR PRODS INC        COM SER A        624758108   20,969  3,536,098 SH       SOLE                 3,536,098      0    0
NETAPP INC                   COM              64110D104   19,307    565,204 SH       SOLE                   565,204      0    0
PENNEY J C INC               COM              708160106  144,365  9,554,297 SH       SOLE                 9,554,297      0    0
PENTAIR LTD                  SHS              H6169Q108  207,384  3,931,444 SH       SOLE                 3,931,444      0    0
PHILLIPS 66                  COM              718546104   10,496    150,000 SH       SOLE                   150,000      0    0
RESMED INC                   COM              761152107    5,100    110,000 SH  PUT  SOLE                   110,000      0    0
RITE AID CORP                COM              767754104    5,700  3,000,000 SH       SOLE                 3,000,000      0    0
ROVI CORP                    COM              779376102  221,503 10,345,765 SH       SOLE                10,345,765      0    0
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   94,535  5,853,564 SH       SOLE                 5,853,564      0    0
TARGET CORP                  COM              87612E106  116,741  1,705,486 SH       SOLE                 1,705,486      0    0
TENET HEALTHCARE CORP        COM NEW          88033G407  658,476 13,839,339 SH       SOLE                13,839,339      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  244,878  3,201,443 SH       SOLE                 3,201,443      0    0
TIME WARNER CABLE INC        COM              88732J207  145,221  1,511,774 SH       SOLE                 1,511,774      0    0
UNITED PARCEL SERVICE INC    CL B             911312106   52,536    611,600 SH       SOLE                   611,600      0    0
UNWIRED PLANET INC NEW       COM              91531F103    3,338  1,503,543 SH       SOLE                 1,503,543      0    0
URS CORP NEW                 COM              903236107  215,891  4,553,711 SH       SOLE                 4,553,711      0    0
VIRGIN MEDIA INC             COM              92769L101   41,458    846,600 SH       SOLE                   846,600      0    0
WALGREEN CO                  COM              931422109  152,695  3,202,500 SH       SOLE                 3,202,500      0    0
XEROX CORP                   COM              984121103  281,012 32,675,868 SH       SOLE                32,675,868      0    0


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